UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    11/12/08
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 25
                                       -----------------------------------------

Form 13F Information Table Value Total: 518,118
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109   6,882     923,800  SH          Sole                    923,800
BAIDU COM INC          SPON ADR REP A    056752108  18,741      75,500  SH          Sole                     75,500
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109  57,149   1,141,150  SH          Sole                  1,141,150
CHUNGHWA TELECOM
  CO LTD               SPON ADR NEW      17133Q304  30,342   1,281,867  SH          Sole                  1,281,867
CTRIP COM INTL LTD     ADR               22943F100  48,195   1,248,255  SH          Sole                  1,248,255
FOCUS MEDIA HLDG LTD   SPONSORED ADR     34415V109  32,179   1,128,703  SH          Sole                  1,128,703
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   8,087      95,200  SH          Sole                     95,200
HONDA MOTOR LTD        AMERN SHS         438128308   4,911     163,100  SH          Sole                    163,100
HSBC HLDGS PLC         SPON ADR NEW      404280406  56,920     704,197  SH          Sole                    704,197
HUANENG PWR INTL INC   SPON ADR H SHS    443304100   6,147     230,900  SH          Sole                    230,900
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108   4,314     129,500  SH          Sole                    129,500
KOOKMIN BK NEW         SPONSORED ADR     50049M109   1,799      39,369  SH          Sole                     39,369
KT CORP                SPONSORED ADR     48268K101  14,580     868,390  SH          Sole                    868,390
MINDRAY MEDICAL
  INTL LTD             SPON ADR          602675100   2,867      85,000  SH          Sole                     85,000
NETEASE COM INC        SPONSORED ADR     64110W102  64,606   2,833,600  SH          Sole                  2,833,600
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107  45,800     712,950  SH          Sole                    712,950
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104   2,112      94,124  SH          Sole                     94,124
POSCO                  SPONSORED ADR     693483109   1,914      20,500  SH          Sole                     20,500
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106  36,069   1,211,180  SH          Sole                  1,211,180
SINA CORP              ORD               G81477104  40,448   1,149,100  SH          Sole                  1,149,100
SK TELECOM LTD         SPONSORED ADR     78440P108  17,358     922,300  SH          Sole                    922,300
SONY CORP              ADR NEW           835699307   1,383      44,800  SH          Sole                     44,800
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100   4,864     519,125  SH          Sole                    519,125
THE9 LTD               ADR               88337K104   9,602     571,860  SH          Sole                    571,860
TOYOTA MOTOR CORP      SP ADR REP2COM    892331307     849       9,900  SH          Sole                      9,900

                                                   518,118